Convertible Redeemable Participating Preferred Shares - Additional Information (Detail)									1 Months Ended	12 Months Ended
	Dec. 16, 2014 shares	Apr. 22, 2014 USD ($) shares	Oct. 08, 2013 USD ($) shares	Jul. 31, 2013 USD ($) $ / shares shares	Jul. 31, 2012 USD ($) $ / shares shares	Jul. 13, 2012 USD ($) shares	Jun. 11, 2012 USD ($) shares	Apr. 12, 2012 USD ($) shares	Dec. 31, 2014 shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Temporary Equity [Line Items]
Deem dividend												$ 57,663,000
Initial conversion ratio										1
Qualified IPO, minimum proceeds										$ 50,000,000
Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend												$ 30,910,000
Percentage of distributions shall be made to preferred shareholders in event of liquidation									150.00%			150.00%
Percentage of redemption price on initial purchase price										150.00%
Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend												$ 544,000
Percentage of distributions shall be made to preferred shareholders in event of liquidation									100.00%			100.00%
Percentage of redemption price on initial purchase price										125.00%
Series A-3 Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate												8.00%
Convertible participating redeemable preferred shares, subscription price | $ / shares												$ 0.20204
Series B Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, issued per conversion | shares				10,079,373	4,894,500
Deem dividend												$ 3,116,000
Percentage of distributions shall be made to preferred shareholders in event of liquidation									100.00%			100.00%
Percentage of redemption price on initial purchase price										125.00%
Series B Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate												8.00%
Convertible participating redeemable preferred shares, subscription price | $ / shares												$ 0.327
Series A-1 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares converted | shares				10,079,373	4,894,500
Deem dividend		$ 30,293,000
Repurchase of preferred shares		7,298,857
Repurchase of preferred shares, value		$ 30,750,000
Series A-1 Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate												8.00%
Convertible participating redeemable preferred shares, subscription price | $ / shares												$ 0.04714
Series B Preferred Stock Redesignated From Series A-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Deem dividend													$ 2,766,000	$ 1,361,000
Series C Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend												$ 5,596,000
Percentage of distributions shall be made to preferred shareholders in event of liquidation									130.00%			130.00%
Percentage of redemption price on initial purchase price										125.00%
Series C Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate												8.00%
Convertible participating redeemable preferred shares, subscription price | $ / shares												$ 1.2497
Series D Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Deem dividend												$ 17,497,000
Percentage of distributions shall be made to preferred shareholders in event of liquidation									130.00%			130.00%
Percentage of redemption price on initial purchase price										125.00%
Series D Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate												8.00%
Convertible participating redeemable preferred shares, subscription price | $ / shares												$ 4.84627
Series A-2 Convertible Redeemable Participating Preferred Shares [Member] | Dividend Declared [Member]
Temporary Equity [Line Items]
Preferred shares, dividend rate												8.00%
Convertible participating redeemable preferred shares, subscription price | $ / shares												$ 0.13469
Preferred Stock Other Than Series B Preferred Stock Redesignated From Series A-1 Preferred Stock [Member]
Temporary Equity [Line Items]
Deem dividend										$ 0	$ 0	$ 57,663,000
Investor [Member] | Series B Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued | shares				10,079,373	4,894,500
Aggregate proceeds from issuance of convertible redeemable participating preferred shares				$ 4,280,000	$ 1,400,000
Convertible redeemable participating preferred stock, issued price per share | $ / shares				$ 0.425	$ 0.286
Private Placement [Member] | Series A-1 and Series A-2 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued | shares								53,454,550
Aggregate proceeds from issuance of convertible redeemable participating preferred shares								$ 2,100,000
Private Placement [Member] | Series A-3 Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued | shares							19,797,980
Aggregate proceeds from issuance of convertible redeemable participating preferred shares							$ 4,000,000
Private Placement [Member] | Series B Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued | shares						55,063,140
Aggregate proceeds from issuance of convertible redeemable participating preferred shares						$ 18,006,000
Private Placement [Member] | Series C Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued | shares			36,008,642
Aggregate proceeds from issuance of convertible redeemable participating preferred shares			$ 45,000,000
Private Placement [Member] | Series D Convertible Redeemable Participating Preferred Shares [Member]
Temporary Equity [Line Items]
Convertible redeemable participating preferred stock, shares issued | shares		43,693,356
Aggregate proceeds from issuance of convertible redeemable participating preferred shares		$ 211,750,000
IPO [Member] | Class A Common Stock [Member]
Temporary Equity [Line Items]
Convertible preferred stock shares converted | shares	200,718,811								200,718,811